Unaudited Condensed Consolidated Statements of Operations - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Profit or loss [abstract]
Research and development expenses	£ (5,938)	£ (4,350)
Administrative expenses	(1,609)	(1,346)
Net foreign exchange gains (losses)	2,127	(979)
Operating loss	(5,420)	(6,675)
Finance income	144	318
Loss before tax	(5,276)	(6,357)
Income tax credit	1,310	1,000
Loss for the period	£ (3,966)	£ (5,357)
Basic and diluted loss per share	£ (0.12)	£ (0.17)